Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Accrued Expenses and Other Liabilities
Schedule of accrued expenses and other liabilities

	As of December 31,
	2018	2019
	RMB	RMB	US$
Payroll and welfare payables	18,236	18,226	2,618
VAT and other tax payables	1,741	46,465	6,675
Accrued expenses	778	17,499	2,514
Deposits from customers	771	7,005	1,006
Logistic fee payables	3,183	4,172	599
Others	—	9,659	1,387
	24,709	103,026	14,799